Submission	Jan. 30, 2026
Submission [Line Items]
Central Index Key	0001729637
Registrant Name	Karbon-X Corp.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Karbon-X Corp.